Legal Actions	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Legal Actions

Note 15: Legal Actions
Wells Fargo and certain of our subsidiaries are involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising from the conduct of our business activities. These proceedings include actions brought against Wells Fargo and/or our subsidiaries with respect to corporate related matters and transactions in which Wells Fargo and/or our subsidiaries were involved. In addition, Wells Fargo and our subsidiaries may be requested to provide information or otherwise cooperate with government authorities in the conduct of investigations of other persons or industry groups.
Although there can be no assurance as to the ultimate outcome, Wells Fargo and/or our subsidiaries have generally denied, or believe we have a meritorious defense and will deny, liability in all significant litigation pending against us, including the matters described below, and we intend to defend vigorously each case, other than matters we describe as having settled. Reserves are established for legal claims when payments associated with the claims become probable and the costs can be reasonably estimated. The actual costs of resolving legal claims may be substantially higher or lower than the amounts reserved for those claims.

ATM ACCESS FEE LITIGATION In October 2011, a purported class action, Mackmin, et. al. v. Visa, Inc. et. al., was filed against Wells Fargo & Company and Wells Fargo Bank, N.A. in the United States District Court for the District of Columbia, which action also names Visa, MasterCard, and several other banks as defendants. The action alleges that the Visa and MasterCard requirement that if an ATM operator charges an access fee on Visa and MasterCard transactions, then that fee cannot be greater than the access fee charged for transactions on other networks violates antitrust rules. Plaintiffs seek treble damages, restitution, injunctive relief and attorneys’ fees where available under federal and state law. Two other antitrust cases which make similar allegations were filed in the same court, but these cases did not name Wells Fargo as a defendant. On February 13, 2013, the district court granted defendants’ motions to dismiss and dismissed the three actions. Plaintiffs appealed the dismissals and, on August 4, 2015, the U.S. Court of Appeals for the District of Columbia Circuit vacated the district court’s decisions and remanded the three cases to the district court for further proceedings. On June 28, 2016, the U.S. Supreme Court granted defendants’ petitions for writ of certiorari to review the decisions of the U.S. Court of Appeals for the District of Columbia. On November 17, 2016, the U.S. Supreme Court dismissed the petitions as improvidently granted, and the three cases returned to the district court for further proceedings.
INTERCHANGE LITIGATION  Wells Fargo Bank, N.A., Wells Fargo & Company, Wachovia Bank, N.A. and Wachovia Corporation are named as defendants, separately or in combination, in putative class actions filed on behalf of a plaintiff class of merchants and in individual actions brought by individual merchants with regard to the interchange fees associated with Visa and MasterCard payment card transactions. These actions have been consolidated in the U.S. District Court for the Eastern District of New York. Visa, MasterCard and several banks and bank holding companies are named as defendants in various of these actions. The amended and consolidated complaint asserts claims against defendants based on alleged violations of federal and state antitrust laws and seeks damages, as well as injunctive relief. Plaintiff merchants allege that Visa, MasterCard and payment card issuing banks unlawfully colluded to set interchange rates. Plaintiffs also allege that enforcement of certain Visa and MasterCard rules and alleged tying and bundling of services offered to merchants are anticompetitive. Wells Fargo and Wachovia, along with other defendants and entities, are parties to Loss and Judgment Sharing Agreements, which provide that they, along with other entities, will share, based on a formula, in any losses from the Interchange Litigation. On July 13, 2012, Visa, MasterCard and the financial institution defendants, including Wells Fargo, signed a memorandum of understanding with plaintiff merchants to resolve the consolidated class actions and reached a separate settlement in principle of the consolidated individual actions. The settlement payments to be made by all defendants in the consolidated class and individual actions totaled approximately $6.6 billion before reductions applicable to certain merchants opting out of the settlement. The class settlement also provided for the distribution to class merchants of 10 basis points of default interchange across all credit rate categories for a period of eight consecutive months. The District Court granted final approval of the settlement, which was appealed to the Second Circuit Court of Appeals by settlement objector merchants. Other merchants opted out of the settlement and are pursuing several individual actions. On June 30, 2016, the Second Circuit Court of Appeals vacated the settlement agreement and reversed and remanded the consolidated action to the U.S. District Court for the Eastern District of New York for further proceedings. On November 23, 2016, prior class counsel filed a petition to the United States Supreme Court, seeking review of the reversal of the settlement by the Second Circuit. On November 30, 2016, the District Court appointed lead class counsel for a damages class and an equitable relief class. Several of the opt-out litigations were settled during the pendency of the Second Circuit appeal while others remain pending. Discovery is proceeding in the opt-out litigations and the remanded class cases.

MORTGAGE RELATED REGULATORY INVESTIGATIONS  Federal and state government agencies, including the United States Department of Justice, continue investigations or examinations of certain mortgage related practices of Wells Fargo and predecessor institutions. Wells Fargo, for itself and for predecessor institutions, has responded, and continues to respond, to requests from these agencies seeking information regarding the origination, underwriting and securitization of residential mortgages, including sub-prime mortgages. This includes continued discussions with various government agencies that are part of the RMBS Working Group of the Financial Fraud Enforcement Task Force in which potential theories of liability have been raised. Other financial institutions have entered into settlements with these agencies, the nature of which related to the specific activities of those financial institutions, including the imposition of significant financial penalties and remedial actions.

OFAC RELATED INVESTIGATION The Company has self-identified an issue whereby certain foreign banks utilized a Wells Fargo software based solution to conduct import/export trade-related financing transactions with countries and entities prohibited by the Office of Foreign Assets Control (“OFAC”) of the United States Department of the Treasury. We do not believe any funds related to these transactions flowed through accounts at Wells Fargo as a result of the aforementioned conduct. The Company has made a voluntary self-disclosure to OFAC and is cooperating with an inquiry from the United States Department of Justice.

ORDER OF POSTING LITIGATION  A series of putative class actions have been filed against Wachovia Bank, N.A. and Wells Fargo Bank, N.A., as well as many other banks, challenging the “high to low” order in which the banks post debit card transactions to consumer deposit accounts. There are currently several such cases pending against Wells Fargo Bank (including the Wachovia Bank cases to which Wells Fargo succeeded), most of which have been consolidated in multi-district litigation proceedings (the “MDL proceedings”) in the U.S. District Court for the Southern District of Florida. The court in the MDL proceedings has certified a class of putative plaintiffs and Wells Fargo moved to compel arbitration of the claims of unnamed class members. The court denied these motions to compel arbitration on October 17, 2016. Wells Fargo has appealed these decisions to the Eleventh Circuit Court of Appeals.

RMBS TRUSTEE LITIGATION In November 2014, a group of institutional investors (the “Institutional Investor Plaintiffs”) filed a putative class action complaint in the United States District Court for the Southern District of New York against Wells Fargo Bank, N.A., alleging claims against the bank in its capacity as trustee for a number of residential mortgage-backed securities (“RMBS”) trusts (the “Federal Court Complaint”). Similar complaints have been filed against other trustees in various courts, including in the Southern District of New York, in New York State court and in other states, by RMBS investors. The Federal Court Complaint alleges that Wells Fargo Bank, N.A., as trustee, caused losses to investors and asserts causes of action based upon, among other things, the trustee’s alleged failure to notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, notify investors of alleged events of default, and abide by appropriate standards of care following alleged events of default. Plaintiffs seek money damages in an unspecified amount, reimbursement of expenses, and equitable relief. In December 2014 and December 2015, certain other investors filed four complaints alleging similar claims against Wells Fargo Bank, N.A. in the Southern District of New York, and the various cases pending against us are proceeding before the same judge. A similar complaint was also filed in May 2016 in New York State court by a different plaintiff investor. On January 19, 2016, an order was entered in connection with the Federal Court Complaint in which the district court declined to exercise jurisdiction over certain of the trusts at issue. The Institutional Investor Plaintiffs subsequently filed a complaint in respect of most of the dismissed trusts (and certain additional trusts) in California State court, which was dismissed without prejudice on September 27, 2016. On December 17, 2016, the Institutional Investor Plaintiffs filed a new putative class action complaint in New York State court (the “State Court Complaint”) in respect of 261 RMBS trusts that Wells Fargo Bank, N.A. serves or served as trustee. We have moved to dismiss all of the actions against us, except for the recently filed State Court Complaint, which has not yet been served.
SALES PRACTICES MATTERS Federal, state and local government agencies, including the United States Department of Justice, the United States Securities and Exchange Commission and the United States Department of Labor, and state attorneys general and prosecutors’ offices, as well as Congressional committees, have undertaken formal or informal inquiries, investigations or examinations arising out of certain sales practices of the Company that were the subject of settlements with the Consumer Financial Protection Bureau, the Office of the Comptroller of the Currency and the Office of the Los Angeles City Attorney announced by the Company on September 8, 2016. The Company has responded, and continues to respond, to requests from a number of the foregoing seeking information regarding these sales practices and the circumstances of the settlements and related matters. A number of lawsuits have also been filed by non-governmental parties seeking damages or other remedies related to these sales practices. These include consumer class action cases, a securities fraud class action, shareholder derivative demands, a lawsuit brought under the Employee Retirement Income Security Act, and wrongful termination/demotion and wage and hour class actions.

VA LOAN GUARANTY PROGRAM QUI TAM Wells Fargo Bank, N.A. is named as a defendant in a qui tam lawsuit, United States ex rel. Bibby & Donnelly v. Wells Fargo, et al., brought in the U.S. District Court for the Northern District of Georgia by two individuals on behalf of the United States under the federal False Claims Act. The lawsuit was originally filed on March 8, 2006, and then unsealed on October 3, 2011. The United States elected not to intervene in the action. The plaintiffs allege that Wells Fargo charged certain impermissible closing or origination fees to borrowers under a U.S. Department of Veteran Affairs’ (“VA”) loan guaranty program and then made false statements to the VA concerning such fees in violation of the civil False Claims Act. On their behalf and on behalf of the United States, the plaintiffs seek, among other things, damages equal to three times the amount paid by the VA in connection with any loan guaranty as to which the borrower paid certain impermissible fees or charges less the net amount received by the VA upon any re-sale of collateral, statutory civil penalties of between $5,500 and $11,000 per False Claims Act violation, and attorneys’ fees. The parties have engaged in extensive discovery, and both parties have moved for judgment in their favor as a matter of law. A non-jury trial is currently scheduled for April 2017.
OUTLOOK  When establishing a liability for contingent litigation losses, the Company determines a range of potential losses for each matter that is both probable and estimable, and records the amount it considers to be the best estimate within the range. The high end of the range of reasonably possible potential litigation losses in excess of the Company’s liability for probable and estimable losses was approximately $1.8 billion as of December 31, 2016. The outcomes of legal actions are unpredictable and subject to significant uncertainties, and it is inherently difficult to determine whether any loss is probable or even possible. It is also inherently difficult to estimate the amount of any loss and there may be matters for which a loss is probable or reasonably possible but not currently estimable. Accordingly, actual losses may be in excess of the established liability or the range of reasonably possible loss. Wells Fargo is unable to determine whether the ultimate resolution of either the mortgage related regulatory investigations or the sales practices matters will have a material adverse effect on its consolidated financial condition. Based on information currently available, advice of counsel, available insurance coverage and established reserves, Wells Fargo believes that the eventual outcome of other actions against Wells Fargo and/or its subsidiaries will not, individually or in the aggregate, have a material adverse effect on Wells Fargo’s consolidated financial condition. However, it is possible that the ultimate resolution of a matter, if unfavorable, may be material to Wells Fargo’s results of operations for any particular period.